                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4994

                   Smith Barney Massachusetts Municipals Fund
               (Exact name of registrant as specified in charter)

          125 Broad Street, New York, NY                         10004
     (Address of principal executive offices)                 (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:

                                 (800) 451-2010

                     Date of fiscal year end:   November 30
                     Date of reporting period:  May 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                                 SMITH BARNEY
                         MASSACHUSETTS MUNICIPALS FUND
              --------------------------------------------------

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  MAY 31, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE

Letter From the Chairman.........................................  1

Schedule of Investments..........................................  2

Statement of Assets and Liabilities..............................  8

Statement of Operations..........................................  9

Statements of Changes in Net Assets.............................. 10

Notes to Financial Statements.................................... 11

Financial Highlights............................................. 17

                           LETTER FROM THE CHAIRMAN

[PHOTO]



R. JAY
GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1 /where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 18, 2003
--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

  1 Smith Barney Massachusetts Municipals Fund  | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                                MAY 31, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 100.0%
Education -- 15.4%
$1,000,000 AAA       Massachusetts State College Building Authority Project Revenue,
                      Series A, XL Capital Assurance, 5.250% due 5/1/16              $ 1,134,670
                     Massachusetts State Development Finance Agency Revenue:
 1,000,000 AA          Applewild School Issue, Radian-Insured,
                        5.750% due 8/1/29                                              1,106,250
 1,105,000 AA          Assumption College, Series A, Radian-Insured,
                        5.750% due 3/1/20                                              1,233,611
 1,000,000 A           Curry College, Series A, ACA-Insured, 6.000% due 3/1/31         1,084,410
 1,000,000 AAA         Western New England College, AMBAC-Insured,
                        5.250% due 7/1/20                                              1,109,130
                     Massachusetts State Health & Educational Facilities Authority
                      Revenue:
 1,000,000 BB           Learning Center for Deaf Children, Series C,
                         6.100% due 7/1/19                                             1,012,010
 2,500,000 AAA          University of Massachusetts, Series C, MBIA-Insured,
                         5.250% due 10/1/31 (b)                                        2,678,725
   500,000 AAA       Southeastern Massachusetts University Building Authority
                      Project Revenue, Series A, AMBAC-Insured,
                      5.900% due 5/1/12                                                  550,345
 1,000,000 AAA       University of Massachusetts Building Authority Project
                      Revenue, Series 2, AMBAC-Insured,
                      5.250% due 11/1/20                                               1,097,560
   665,000 A         University Virgin Islands, Series A, ACA-Insured,
                      6.000% due 12/1/19                                                 748,218
------------------------------------------------------------------------------------------------
                                                                                      11,754,929
------------------------------------------------------------------------------------------------
General Obligation -- 19.8%
 1,310,000 Aaa*      Lawrence GO, State Qualified, MBIA-Insured,
                      5.250% due 3/15/18                                               1,482,042
                     Massachusetts State GO:
 1,500,000 AAA         R-Rite-PA 964, MBIA-Insured, 9.389% due 11/1/15                 2,088,120
 2,750,000 AAA         Series C, MBIA-Insured, 5.250% due 10/1/20 (b)                  3,011,937
 2,000,000 AAA         Series D, 5.375% due 8/1/22 (b)                                 2,228,520
 1,055,000 Aaa*      Maynard GO, MBIA-Insured, 5.500% due 2/1/16                       1,231,312
 1,000,000 NR        Northern Mariana Islands Commonwealth GO, Series A,
                      7.375% due 6/1/30                                                1,067,010
 1,000,000 Aaa*      Quaboag Regional School District GO, State Qualified,
                      FSA-Insured, 5.500% due 6/1/20                                   1,121,020
 1,500,000 AAA       Springfield GO, State Qualified, MBIA-Insured,
                      5.250% due 1/15/16                                               1,708,725
 1,000,000 AAA       Westfield GO, MBIA-Insured, 5.500% due 12/15/20                   1,136,380
------------------------------------------------------------------------------------------------
                                                                                      15,075,066
------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



   2 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                          SECURITY                             VALUE
-------------------------------------------------------------------------------------------
Hospitals -- 23.0%
$  940,000 NR        Boston Industrial Development Financing Authority Revenue,
                      North End Community Nursing Home, Series A, FHA-Insured,
                      (Pre-Refunded -- Escrowed with U.S. government securities
                      to 8/1/07 Call @ 105), 6.450% due 8/1/37 (c)              $ 1,157,967
 1,000,000 A         Massachusetts State Development Finance Agency Revenue,
                      Massachusetts Biomedical Research Corp., Series C,
                      6.250% due 8/1/20                                           1,127,680
                     Massachusetts State Health & Educational Facilities
                      Authority Revenue:
                        Berkshire Health Systems, Series E, Radian-Insured:
   750,000 AA            5.700% due 10/1/25                                         824,168
 1,000,000 BBB+          6.250% due 10/1/31 (b)                                   1,050,360
 1,000,000 AAA          Beth Israel Deaconess Medical Center, Series G-4,
                         AMBAC-Insured, Variable Rate INFLOS,
                         10.570% due 7/1/25 (d)                                   1,024,910
 2,000,000 BBB          Caritas Christi Obligation, Series B,
                         6.750% due 7/1/16 (b)                                    2,089,000
 1,500,000 A            Catholic Health East Issue, 5.375% due 11/15/22           1,547,595
                        Covenant Health System:
 1,000,000 A-            6.500% due 7/1/17                                        1,123,460
   750,000 A-            6.000% due 7/1/31                                          793,747
   500,000 AAA          Medical Center of Central Massachusetts, Series B,
                         AMBAC-Insured, Variable Rate INFLOS,
                         11.670% due 6/23/22 (d)                                    651,835
 1,500,000 BBB-         Milford-Whitinsville Hospital, Series D,
                         6.350% due 7/15/32                                       1,576,395
   250,000 Ba2*         Saint Memorial Medical Center, Series A,
                         6.000% due 10/1/23                                         235,445
 1,500,000 BBB          UMASS Memorial Healthcare Inc., Series C,
                         6.625% due 7/1/32                                        1,590,705
   700,000 AAA          Valley Regional Health System, Series C,
                         CONNIE LEE-Insured, 7.000% due 7/1/06                      813,197
 1,000,000 BBB          Winchester Hospital, Series E, 6.750% due 7/1/30          1,085,320
   750,000 Aa2*         Youville House Inc., Series A, FHA-Insured,
                         (Pre-Refunded -- Escrowed with U.S.
                         government securities to 2/15/07 Call @ 102),
                         6.050% due 2/15/29 (c)                                     879,015
-------------------------------------------------------------------------------------------
                                                                                 17,570,799
-------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.4%
                     Framingham Housing Authority, Mortgage Revenue, Beaver
                      Terrace Apartments, Series A, GNMA-Collateralized:
   400,000 AAA          6.200% due 2/20/21                                          451,940
 1,200,000 AAA          6.350% due 2/20/32                                        1,342,116
-------------------------------------------------------------------------------------------
                                                                                  1,794,056
-------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



   3 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Housing: Single-Family -- 2.0%
                     Massachusetts State HFA, Housing Revenue,
                      Single-Family Housing:
$  530,000 AA           Series 31, 6.450% due 12/1/16                                $  549,319
   955,000 AA           Series 38, 7.200% due 12/1/26 (e)                               997,278
----------------------------------------------------------------------------------------------
                                                                                      1,546,597
----------------------------------------------------------------------------------------------
Industrial Development -- 10.0%
                     Boston Industrial Development Financing Authority Revenue:
 1,500,000 Baa3*       Crosstown Center Project, 6.500% due 9/1/35 (b)(e)             1,533,420
   380,000 NR          First Mortgage, Springhouse Inc., 5.875% due 7/1/18              381,395
   970,000 NR          Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (b)(e)   1,004,774
                     Massachusetts State Development Finance Agency Revenue:
 1,000,000 NR          Alliance Health Care Facility, Series A, 7.100% due 7/1/32     1,009,070
 1,000,000 AA          The May Institute Inc., Radian-Insured, 5.750% due 9/1/29      1,107,260
 1,000,000 AAA         Neville Communities Home Inc., Series A,
                        GNMA-Collateralized, 6.000% due 6/20/44                       1,121,800
 1,000,000 AAA         Volunteers of America, (Concord Assisted Living Project),
                        Series A, GNMA-Collateralized, 6.900% due 10/20/41            1,194,070
   250,000 BBB+      Massachusetts State Industrial Finance Agency, Resource
                      Recovery Revenue, (Refusetech Inc. Project), Series A,
                      6.300% due 7/1/05                                                 255,820
----------------------------------------------------------------------------------------------
                                                                                      7,607,609
----------------------------------------------------------------------------------------------
Life Care Systems -- 11.1%
                     Massachusetts State Development Finance Agency Revenue:
 1,000,000 NR          Briarwood, Series B, 8.250% due 12/1/30                        1,068,250
 1,000,000 A-          Devens Electric System, 6.000% due 12/1/30                     1,070,800
 1,300,000 BBB-        First Mortgage, (Edgecombe Project), Series A,
                        6.750% due 7/1/26                                             1,400,360
                     Massachusetts State Industrial Finance Agency Revenue:
 1,400,000 AAA         Briscoe House Assisted Living, Series A, FHA-Insured,
                        7.125% due 2/1/36 (e)                                         1,585,038
 1,305,000 AAA         Chelsea Jewish Nursing Home, Series A, FHA-Insured,
                        6.500% due 8/1/37                                             1,449,124
 1,950,000 BBB         Chestnut Knoll Project, Series A, 5.625% due 2/15/25           1,922,193
----------------------------------------------------------------------------------------------
                                                                                      8,495,765
----------------------------------------------------------------------------------------------
Miscellaneous -- 4.5%
 1,000,000 AAA       Massachusetts State Special Obligation Revenue, Consolidated
                      Loan, Series A, FGIC-Insured, 5.000% due 6/1/22                 1,069,440
 2,000,000 AAA       Puerto Rico Public Building Authority Revenue, Capital
                      Appreciation, Series D, AMBAC-Insured,
                      zero coupon due 7/1/31                                          1,348,260
 1,000,000 NR        Virgin Islands Public Finance Authority Revenue, Series E,
                      5.750% due 10/1/13                                              1,039,920
----------------------------------------------------------------------------------------------
                                                                                      3,457,620
----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



   4 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------
Pollution Control -- 0.1%
$   80,000 AA+       Massachusetts State Water Pollution Abatement Revenue,
                      Series A, Unrefunded Balance, 6.375% due 2/1/15              $    84,046
----------------------------------------------------------------------------------------------
Transportation -- 6.9%
   750,000 BBB-      Guam Airport Authority Revenue, Series A,
                       6.500% due 10/1/23                                              771,142
 1,000,000 AAA       Massachusetts Bay Transportation Authority Sales Tax Revenue,
                      Series A, 5.250% due 7/1/17                                    1,179,700
 2,105,000 AAA       Massachusetts State Port Authority Revenue, (Pre-Refunded --
                      Escrowed to maturity with U.S. government securities),
                      13.000% due 7/1/13 (b)                                         3,311,123
----------------------------------------------------------------------------------------------
                                                                                     5,261,965
----------------------------------------------------------------------------------------------
Water and Sewer -- 4.8%
 2,100,000 AAA       Boston Water & Sewer Community Revenue, (Pre-Refunded --
                      Escrowed to maturity with U.S. government securities),
                      10.875% due 1/1/09 (f)                                         2,711,919
   920,000 AA+       Massachusetts State Water Pollution Abatement Revenue,
                      Series A, (Pre-Refunded -- Escrowed with U.S. government
                      securities to 2/1/04 Call @ 102), 6.375% due 2/1/15 (c)          970,628
----------------------------------------------------------------------------------------------
                                                                                     3,682,547
----------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $70,474,220**)                                       $76,330,999
----------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security is segregated for open futures contracts commitments.
(c) Bonds are escrowed by U.S. government securities and are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(d) Inverse floating rate security -- coupon varies inversely with level of short-term tax-exempt interest rates.
(e) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(f) A portion of this security is held as collateral for open futures contracts commitments.
**  Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 6 and 7 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.



   5 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB and B -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B".
            While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
            "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
            Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa      -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be con-
            sidered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR       -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


   6 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

 SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay princi- pal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
 A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
 VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.
 P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 SECURITY DESCRIPTIONS (UNAUDITED)
ABAG   --Association of Bay Area
         Governments
ACA    --American Capital Access
AIG    --American International Guaranty
AMBAC  --AMBAC Indemnity Corporation
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance
CONNIE
 LEE   --College Construction Loan
         Insurance Association
COP    --Certificate of Participation
EDA    --Economic Development
         Authority
FGIC   --Financial Guaranty Insurance
         Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage
         Corporation
FLAIRS --Floating Adjustable Interest Rate
         Securities
FNMA   --Federal National Mortgage
         Association
FRTC   --Floating Rate Trust Certificates
FSA    --Federal Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage
         Association
GO     --General Obligation
HDC    --Housing Development Corporation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
ISD    --Independent School District
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MVRICS --Municipal Variable Rate lnverse Coupon Security
PCR    --Pollution Control Revenue
PSF    --Permanent School Fund
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
RITES  --Residual Interest Tax-Exempt Securities
SYCC   --Structured Yield Curve Certificate
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWD   --Variable Rate Wednesday Demand


   7 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    MAY 31, 2003


ASSETS:
  Investments, at value (Cost -- $70,474,220)                                       $76,330,999
  Interest receivable                                                                 1,407,853
  Receivable for securities sold                                                        255,000
  Receivable for Fund shares sold                                                       137,136
  Receivable from broker -- variation margin                                             14,063
-----------------------------------------------------------------------------------------------
  Total Assets                                                                       78,145,051
-----------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                                     145,959
  Distribution plan fees payable                                                         25,343
  Investment advisory fee payable                                                        19,818
  Administration fee payable                                                             13,212
  Bank overdraft                                                                          1,390
  Accrued expenses                                                                       30,671
-----------------------------------------------------------------------------------------------
  Total Liabilities                                                                     236,393
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $77,908,658
-----------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                        $     5,885
  Capital paid in excess of par value                                                75,314,624
  Overdistributed net investment income                                                 (34,676)
  Accumulated net realized loss from investment transactions and futures contracts   (2,316,376)
  Net unrealized appreciation of investments and futures contracts                    4,939,201
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $77,908,658
-----------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             3,752,276
  Class B                                                                             1,670,258
  Class L                                                                               462,514
Net Asset Value:
  Class A (and redemption price)                                                         $13.24
  Class B *                                                                              $13.24
  Class L *                                                                              $13.23
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)                      $13.79
  Class L (net asset value plus 1.01% of net asset value per share)                      $13.36
-----------------------------------------------------------------------------------------------

*Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00%
 CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.


   8 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended May 31, 2003

INVESTMENT INCOME:
  Interest                                                                    $2,188,663
----------------------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 8)                                                128,768
  Investment advisory fee (Note 4)                                               114,618
  Administration fee (Note 4)                                                     76,412
  Audit and legal                                                                 21,433
  Shareholder communications (Note 8)                                             20,030
  Custody                                                                         18,825
  Shareholder servicing fees (Note 8)                                             11,507
  Trustees' fees                                                                   5,968
  Registration fees                                                                4,455
  Other                                                                            2,817
----------------------------------------------------------------------------------------
  Total Expenses                                                                 404,833
----------------------------------------------------------------------------------------
Net Investment Income                                                          1,783,830
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
 Realized Gain (Loss) From:
   Investment transactions                                                         1,964
   Futures contracts                                                            (987,970)
----------------------------------------------------------------------------------------
  Net Realized Loss                                                             (986,006)
----------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                         2,550,992
   End of period                                                               4,939,201
----------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                      2,388,209
----------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                  1,402,203
----------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                        $3,186,033
----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

   9 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended May 31, 2003 (unaudited) and the Year Ended November 30, 2002

                                                                         2003         2002
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                              $ 1,783,830  $  3,515,292
  Net realized loss                                                     (986,006)     (338,275)
  Increase in net unrealized appreciation                              2,388,209       695,390
-----------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                               3,186,033     3,872,407
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 7):
  Net investment income                                               (1,827,179)   (3,558,346)
-----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (1,827,179)   (3,558,346)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                     5,867,173    19,016,638
  Net asset value of shares issued for reinvestment of dividends         951,098     1,866,424
  Cost of shares reacquired                                           (4,681,663)  (17,047,916)
-----------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                  2,136,608     3,835,146
-----------------------------------------------------------------------------------------------
Increase in Net Assets                                                 3,495,462     4,149,207

NET ASSETS:
  Beginning of period                                                 74,413,196    70,263,989
-----------------------------------------------------------------------------------------------
  End of period*                                                     $77,908,658  $ 74,413,196
-----------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:    $(34,676)       $8,673
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  10 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. Significant Accounting Policies

Smith Barney Massachusetts Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) direct expenses are charged to the fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; ( j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Massachusetts.


  11 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM a fee calculated at an annual rate of 0.30% of its average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended May 31, 2003, the Fund paid transfer agent fees of $9,156 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended May 31, 2003, CGM did not receive any brokerage commissions.


  12 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. There is also a CDSC of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2003, CGM received sales charges of approximately $14,000 and $6,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended May 31, 2003, CDSCs paid to CGM for Class B shares were approximately $16,000.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

5. Investments

During the six months ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

--------------------------------------------------------------------------
Purchases                                                    $10,895,950
--------------------------------------------------------------------------
Sales                                                         11,484,767
--------------------------------------------------------------------------

At May 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------------------------
Gross unrealized appreciation                                $5,856,779
Gross unrealized depreciation                                        --
-------------------------------------------------------------------------
Net unrealized appreciation                                  $5,856,779
-------------------------------------------------------------------------


  13 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

6. Futures Contracts

Securities or cash equal to the initial margin amount, which is made upon entering into the futures contract, are either deposited with the broker or segregated by the custodian. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At May 31, 2003, the Fund had the following open futures contracts:

                                # of                  Basis      Market    Unrealized
                              Contracts Expiration    Value      Value        Loss
-------------------------------------------------------------------------------------
Contracts to Sell:
20 Year, 6.000% U.S. Treasury
 Long Bond                       150       6/03    $17,157,422 $18,075,000 $(917,578)
-------------------------------------------------------------------------------------

7. Distributions Paid to Shareholders by Class

                                  Six Months Ended    Year Ended
                                    May 31, 2003   November 30, 2002
            --------------------------------------------------------
            Net Investment Income
            Class A                  $1,206,613       $2,291,474
            Class B                     488,945        1,026,167
            Class L                     131,621          240,705
            --------------------------------------------------------
            Total                    $1,827,179       $3,558,346
            --------------------------------------------------------


  14 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

8. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.50% and 0.55%, respectively, of the average daily net assets of each class. For the six months ended May 31, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                        Class A Class B Class L
                 ----------------------------------------------
                 Distribution Plan Fees $36,320 $71,483 $20,965
                 ----------------------------------------------

For the six months ended May 31, 2003, total Shareholder Servicing fees were as follows:

                                          Class A Class B Class L
               --------------------------------------------------
               Shareholder Servicing Fees $4,648  $6,294   $565
               --------------------------------------------------

For the six months ended May 31, 2003, total Shareholder Communication expenses were as follows:

                                              Class A Class B Class L
           ----------------------------------------------------------
           Shareholder Communication Expenses $6,555  $11,378 $2,097
           ----------------------------------------------------------

9. Shares of Beneficial Interest

At May 31, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


  15 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

Transactions in shares of each class were as follows:

                                   Six Months Ended          Year Ended
                                     May 31, 2003        November 30, 2002
                                ---------------------  ---------------------
                                 Shares      Amount     Shares      Amount
  ---------------------------------------------------------------------------
  Class A
  Shares sold                    240,598  $ 3,163,057   869,375  $11,336,236
  Shares issued on reinvestment   48,120      632,291    93,208    1,208,901
  Shares reacquired             (123,657)  (1,628,109) (760,062)  (9,809,704)
  ---------------------------------------------------------------------------
  Net Increase                   165,061  $ 2,167,239   202,521  $ 2,735,433
  ---------------------------------------------------------------------------
  Class B
  Shares sold                    148,383  $ 1,949,665   422,401  $ 5,488,493
  Shares issued on reinvestment   18,180      238,816    38,384      497,391
  Shares reacquired             (169,184)  (2,222,023) (503,077)  (6,526,313)
  ---------------------------------------------------------------------------
  Net Decrease                    (2,621) $   (33,542)  (42,292) $  (540,429)
  ---------------------------------------------------------------------------
  Class L
  Shares sold                     57,458  $   754,451   169,147  $ 2,191,909
  Shares issued on reinvestment    6,095       79,991    12,362      160,132
  Shares reacquired              (63,382)    (831,531)  (54,978)    (711,899)
  ---------------------------------------------------------------------------
  Net Increase                       171  $     2,911   126,531  $ 1,640,142
  ---------------------------------------------------------------------------


  16 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                                  2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/   1998
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $13.01     $12.93    $12.35    $12.09    $13.32    $13.18
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                         0.32       0.66      0.67      0.65      0.62      0.65
  Net realized and unrealized gain (loss)/(3)/       0.24       0.09      0.57      0.26     (1.23)     0.34
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  0.56       0.75      1.24      0.91     (0.61)     0.99
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             (0.33)     (0.67)    (0.66)    (0.65)    (0.62)    (0.64)
  In excess of net investment income                   --         --        --        --        --     (0.01)
  Net realized gains                                   --         --        --        --        --     (0.20)
---------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.33)     (0.67)    (0.66)    (0.65)    (0.62)    (0.85)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $13.24     $13.01    $12.93    $12.35    $12.09    $13.32
---------------------------------------------------------------------------------------------------------
Total Return                                         4.32%++    5.96%    10.25%     7.79%    (4.73)%    7.66%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $49,683    $46,656   $43,766   $36,324   $35,386   $37,451
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                           0.86%+     0.85%     0.84%     0.87%     0.85%     0.76%
  Net investment income/(3)/                         4.86+      5.11      5.19      5.42      4.84      4.84
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                14%        51%       43%       50%       66%       51%
---------------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the ratio of net investment income to average net assets would have been 5.10%. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


  17 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares                                  2003/(1)(2)/ 2002/(2)/  2001/(2)/ 2000/(2)/ 1999/(2)/   1998
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $13.00     $12.92     $12.35    $12.08    $13.30    $13.17
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                         0.28       0.59       0.58      0.58      0.56      0.58
  Net realized and unrealized gain (loss)/(3)/       0.25       0.09       0.58      0.27     (1.23)     0.33
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  0.53       0.68       1.16      0.85     (0.67)     0.91
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             (0.29)     (0.60)     (0.59)    (0.58)    (0.55)    (0.57)
  In excess of net investment income                   --         --         --        --        --     (0.01)
  Net realized gains                                   --         --         --        --        --     (0.20)
----------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.29)     (0.60)     (0.59)    (0.58)    (0.55)    (0.78)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $13.24     $13.00     $12.92    $12.35    $12.08    $13.30
----------------------------------------------------------------------------------------------------------
Total Return                                         4.12%++    5.41%      9.58%     7.26%    (5.18)%    7.05%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $22,108    $21,750    $22,162   $25,977   $27,332   $30,285
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                           1.39%+     1.33%      1.42%     1.41%     1.36%     1.28%
  Net investment income/(3)/                         4.33+      4.59       4.61      4.88      4.33      4.32
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                14%        51%        43%       50%       66%       51%
----------------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the ratio of net investment income to average net assets would have been 4.58%. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


  18 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class L Shares                                   2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(3)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $12.99      $12.91    $12.33    $12.07    $13.30    $13.16
----------------------------------------------  ------------  --------  --------  --------  --------  --------
Income (Loss) From Operations:
  Net investment income/(4)/                         0.28        0.59      0.59      0.58      0.56      0.58
  Net realized and unrealized gain (loss)/(4)/       0.25        0.09      0.58      0.25     (1.24)     0.34
----------------------------------------------  ------------  --------  --------  --------  --------  --------
Total Income (Loss) From Operations                  0.53        0.68      1.17      0.83     (0.68)     0.92
----------------------------------------------  ------------  --------  --------  --------  --------  --------
Less Distributions From:
  Net investment income                             (0.29)      (0.60)    (0.59)    (0.57)    (0.55)    (0.57)
  In excess of net investment income                   --          --        --        --        --     (0.01)
  Net realized gains                                   --          --        --        --        --     (0.20)
----------------------------------------------  ------------  --------  --------  --------  --------  --------
Total Distributions                                 (0.29)      (0.60)    (0.59)    (0.57)    (0.55)    (0.78)
----------------------------------------------  ------------  --------  --------  --------  --------  --------
Net Asset Value, End of Period                     $13.23      $12.99    $12.91    $12.33    $12.07    $13.30
----------------------------------------------  ------------  --------  --------  --------  --------  --------
Total Return                                         4.11%++     5.36%     9.63%     7.14%    (5.28)%    7.11%
----------------------------------------------  ------------  --------  --------  --------  --------  --------
Net Assets, End of Period (000s)                   $6,118      $6,007    $4,336    $2,808    $2,867    $1,895
----------------------------------------------  ------------  --------  --------  --------  --------  --------
Ratios to Average Net Assets:
  Expenses                                           1.43%+      1.40%     1.42%     1.46%     1.39%     1.31%
  Net investment income/(4)/                         4.29+       4.56      4.60      4.83      4.32      4.25
----------------------------------------------  ------------  --------  --------  --------  --------  --------
Portfolio Turnover Rate                                14%         51%       43%       50%       66%       51%
----------------------------------------------  ------------  --------  --------  --------  --------  --------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed as Class L shares.
(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


  19 Smith Barney Massachusetts Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                                 MASSACHUSETTS
                                MUNICIPALS FUND


             TRUSTEES                 INVESTMENT ADVISER
             Herbert Barg             AND ADMINISTRATOR
             Dwight B. Crane          Smith Barney Fund
             Burt N. Dorsett           Management LLC
             R. Jay Gerken, CFA
               Chairman               DISTRIBUTOR
             Elliot S. Jaffe          Citigroup Global Markets Inc.
             Stephen E. Kaufman
             Joseph J. McCann         CUSTODIAN
             Cornelius C. Rose, Jr.   State Street Bank and
                                       Trust Company
             OFFICERS
             R. Jay Gerken, CFA       TRANSFER AGENT
             President and Chief      Citicorp Trust Bank, fsb.
             Executive Officer        125 Broad Street, 11th Floor
                                      New York, New York 10004
             Lewis E. Daidone
             Senior Vice President    SUB-TRANSFER AGENT
             and Chief Administrative PFPC Global Fund Services
             Officer                  P.O. Box 9699
             Richard L. Peteka        Providence, Rhode Island
             Chief Financial Officer  02940-9699
             and Treasurer

             Peter M. Coffey
             Vice President and
             Investment Officer

             Kaprel Ozsolak
             Controller

             Christina T. Sydor
             Secretary

  Smith Barney Massachusetts Municipals Fund





 This report is submitted for the general information of the shareholders of Smith Barney Massachusetts Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD2227 7/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Massachusetts Municipals Fund

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Massachusetts Municipals Fund

Date: July 30, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Smith Barney Massachusetts Municipals Fund

Date:  July 30, 2003

By:  /s/ RICHARD PETEKA
     Chief Financial Officer of
     Smith Barney Massachusetts Municipals Fund

Date:  July 30, 2003